Victory Funds

Supplement dated January 20, 2017

to the Summary Prospectus dated November 1, 2016 (“Prospectus”)

1.              The Board of Trustees of Victory Portfolios II has approved a change to the name of the Victory CEMP US Small Cap Volatility Wtd Index ETF (the “Fund”). This Prospectus is being revised to reflect the new Fund name as follows:

Old Name	New Name
Victory CEMP US Small Cap Volatility Wtd Index ETF	VictoryShares US Small Cap Volatility Wtd ETF

If you wish to obtain more information, please call the Victory Funds at 866-376-7890.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.